                                                                      '99

Nationwide (R) VA Separate Account - B
June 30,1999

[THE BEST OF AMERICA LOGO]

                               SEMI-ANNUAL REPORT
 AMERICA's
 Exclusive
 ANNUITY(SM)


                               [NATIONWIDE LOGO]
                  Nationwide Life and Annuity Insurance Company
                           Home Office: Columbus,Ohio

                               [NATIONWIDE LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220
                                [GASPER PHOTO]
                            PRESIDENT'S MESSAGE

On behalf of Nationwide Life and Annuity Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide VASeparate Account-B.

Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.

                                  /s/ Joseph J. Gasper

                               Joseph J. Gasper, President
                                     August 19, 1999

                       NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                  June 30, 1999
                                   (UNAUDITED)

Assets:

   Investments at market value:

     American Century VP - American Century VP Balanced (ACVPBal)
        581,315 shares (cost $4,508,687) ....................................................   $ 4,284,289

     American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
        231,075 shares (cost $2,267,909) ....................................................     2,419,360

     American Century VP - American Century VP Income & Growth (ACVPIncGr)
        427,938 shares (cost $2,982,457) ....................................................     3,183,859

     American Century VP - American Century VP International (ACVPInt)
        2,136,452 shares (cost $17,026,237) .................................................    17,476,178

     American Century VP - American Century VP Value (ACVPValue)
        443,102 shares (cost $2,901,714) ....................................................     3,008,660

     The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
        245,465 shares (cost $7,524,178 .....................................................     8,603,542

     Dreyfus Stock Index Fund (DryStkIx)
        1,603,824 shares (cost $49,805,085) .................................................    57,914,101

     Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
        176,286 shares (cost $6,618,935) ....................................................     6,843,418

     Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
        144,748 shares (cost $3,069,062) ....................................................     3,623,053

     Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
        1,659,466 shares (cost $40,681,972) .................................................    45,220,448

     Fidelity VIP - Growth Portfolio (FidVIPGr)
        861,208 shares (cost $37,555,162) ...................................................    39,383,061

     Fidelity VIP - High Income Portfolio (FidVIPHI)
        2,792,370 shares (cost $31,244,184) .................................................    31,525,858

     Fidelity VIP - Overseas Portfolio (FidVIPOv)
        390,779 shares (cost $7,938,910) ....................................................     8,128,197

     Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
        714,088 shares (cost $12,236,730) ...................................................    12,632,217

     Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
        1,344,760 shares (cost $30,579,622) .................................................    35,098,233


                                                                     (Continued)


Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
   918,559 shares (cost $20,045,234) ...................................................................   21,714,736

Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
   26,480 shares (cost $184,121) .......................................................................      182,444

Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
   929,687 shares (cost $24,556,023) ...................................................................   27,593,105

Nationwide SAT - Government Bond Fund (NSATGvtBd)
   1,468,123 shares (cost $17,143,572) .................................................................   16,340,212

Nationwide SAT - Money Market Fund (NSATMyMkt)
   87,520,668 shares (cost $87,520,668) ................................................................   87,520,668

Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
   280,431 shares (cost $2,927,531) ....................................................................    3,109,985

Nationwide SAT - Small Company Fund (NSATSmCo)
   571,108 shares (cost $9,115,931) ....................................................................    9,840,185

Nationwide SAT - Total Return Fund (NSATTotRe)
   686,315 shares (cost $12,865,282) ...................................................................   13,925,325

Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
   72,701 shares (cost $1,794,579) .....................................................................    1,856,068

Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
   106,026 shares (cost $1,621,887) ....................................................................    1,714,446

Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
   523,164 shares (cost $7,107,933) ....................................................................    6,848,216

Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
   868,519 shares (cost $15,616,864) ...................................................................   17,995,722

Oppenheimer VAF - Bond Fund (OppBdFd)
   808,340 shares (cost $9,689,346) ....................................................................    9,295,913

Oppenheimer VAF - Global Securities Fund (OppGlSec)
   447,558 shares (cost $9,393,234) ....................................................................   10,736,905

Oppenheimer VAF - Growth Fund (OppGro)
   119,158 shares (cost $4,404,899) ....................................................................    4,855,709

Oppenheimer VAF - Multiple Strategies Fund (OppMult)
   296,510 shares (cost $4,983,526) ....................................................................    5,022,886

Strong Opportunity Fund II, Inc. (StOpp2)
   390,919 shares (cost $8,126,420) ....................................................................    9,014,599

Strong VIF - Strong Discovery Fund II (StDisc2)
   98,997 shares (cost $1,107,081) .....................................................................    1,013,727


     Strong VIF - Strong International Stock Fund II (StIntStk2)
        80,513 shares (cost $755,255) ........................................................         783,394

     Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
        153,494 shares (cost $1,818,051) .....................................................       1,654,666

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
        405,984 shares (cost $4,090,490) .....................................................       4,218,176

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
        85,541 shares (cost $900,817) ........................................................         916,143

     Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)
        360,163 shares (cost $4,999,566) .....................................................       5,002,667

     Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
        666,611 shares (cost $7,623,379) .....................................................       7,832,679

     Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
        56,491 shares (cost $638,204) ........................................................         750,206

     Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
        470,359 shares (cost $7,223,550) .....................................................       8,038,440
                                                                                                 -------------
           Total investments .................................................................     557,121,696

   Accounts receivable .......................................................................          22,539
                                                                                                 -------------
           Total assets ......................................................................     557,144,235

Accounts payable .............................................................................       4,857,100
                                                                                                 -------------
Contract owners' equity (note 4) .............................................................   $ 552,287,135
                                                                                                 =============


See accompanying notes to financial statements.

                       NATIONWIDE VA SEPARATE ACCOUNT-B
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS'EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                                 Total                            ACVPBal
                                                      ------------------------------    ------------------------------
                                                         1999             1998             1999             1998
                                                      -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ............................   $   9,238,628        5,143,059           84,936           33,348
  Mortality, expense and administration
     charges (note 2) .............................      (3,842,081)      (2,453,249)         (31,070)         (15,028)
                                                      -------------    -------------    -------------    -------------
     Net investment activity ......................       5,396,547        2,689,810           53,866           18,320
                                                      -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold ...........     778,825,069      287,759,397          785,180          138,679
  Cost of mutual fund shares sold .................    (760,072,287)    (275,065,214)        (861,096)        (130,662)
                                                      -------------    -------------    -------------    -------------
     Realized gain (loss) on investments ..........      18,752,782       12,694,183          (75,916)           8,017
  Change in unrealized gain (loss) on investments .       4,938,357       (1,278,191)        (432,003)          47,266
                                                      -------------    -------------    -------------    -------------
     Net gain (loss) on investments ...............      23,691,139       11,415,992         (507,919)          55,283
                                                      -------------    -------------    -------------    -------------
  Reinvested capital gains ........................      11,514,871       12,023,517          586,056          206,788
                                                      -------------    -------------    -------------    -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      40,602,557       26,129,319          132,003          280,391
                                                      -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
     contract owners ..............................      61,905,844      124,383,786          309,591          798,880
  Transfers between funds .........................            --               --            234,793          451,187
  Redemptions .....................................     (54,623,228)     (20,059,987)        (374,800)        (182,779)
  Annuity benefits ................................          (7,786)            --               --               --
  Adjustments to maintain reserves ................          22,661           (6,204)             (47)             160
                                                      -------------    -------------    -------------    -------------
       Net equity transactions ....................       7,297,491      104,317,609          169,537        1,067,448
                                                      -------------    -------------    -------------    -------------
Net change in contract owners'equity ..............      47,900,048      130,446,928          301,540        1,347,839
Contract owners'equity beginning of period ........     504,387,087      271,561,976        3,982,699        1,566,336
                                                      -------------    -------------    -------------    -------------
Contract owners'equity end of period ..............   $ 552,287,135      402,008,904        4,284,239        2,914,175
                                                      =============    =============    =============    =============



                                                                ACVPCapAp                         ACVPIncGr
                                                      ------------------------------    ------------------------------
                                                          1999             1998             1999             1998
                                                      -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ............................            --               --                600             --
  Mortality, expense and administration
     charges (note 2) .............................         (16,702)         (12,121)         (18,248)            (688)
                                                      -------------    -------------    -------------    -------------
     Net investment activity ......................         (16,702)         (12,121)         (17,648)            (688)
                                                      -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold ...........       3,279,520          823,291        2,392,098        1,592,643
  Cost of mutual fund shares sold .................      (3,074,329)        (810,822)      (2,173,822)      (1,588,773)
                                                      -------------    -------------    -------------    -------------
     Realized gain (loss) on investments ..........         205,191           12,469          218,276            3,870
  Change in unrealized gain (loss) on investments .          70,146          (54,095)          26,077              782
                                                      -------------    -------------    -------------    -------------
     Net gain (loss) on investments ...............         275,337          (41,626)         244,353            4,652
                                                      -------------    -------------    -------------    -------------
  Reinvested capital gains ........................            --             77,047             --               --
                                                      -------------    -------------    -------------    -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         258,635           23,300          226,705            3,964
                                                      -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
     contract owners ..............................          80,331          291,991          375,930           61,737
  Transfers between funds .........................         709,432          216,050          608,944           99,368
  Redemptions .....................................        (180,488)        (109,736)        (505,961)            (600)
  Annuity benefits ................................            --               --               --               --
  Adjustments to maintain reserves ................              24                9            2,206               (4)
                                                      -------------    -------------    -------------    -------------
       Net equity transactions ....................         609,299          398,314          481,119          160,501
                                                      -------------    -------------    -------------    -------------
Net change in contract owners'equity ..............         867,934          421,614          707,824          164,465
Contract owners'equity beginning of period ........       1,551,448        1,334,061        2,478,206             --
                                                      -------------    -------------    -------------    -------------
Contract owners'equity end of period ..............       2,419,382        1,755,675        3,186,030          164,465
                                                      =============    =============    =============    =============

                       NATIONWIDE VA SEPARATE ACCOUNT-B
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS'EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                ACVPInt                        ACVPValue
                                                      ----------------------------    ----------------------------
                                                         1999            1998            1999            1998
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................   $         -           39,772          22,101          12,481
  Mortality, expense and administration
     charges (note 2) .............................       (109,830)        (59,752)        (19,125)        (17,158)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................       (109,830)        (19,980)          2,976          (4,677)
                                                      ------------    ------------    ------------    ------------
  Proceeds from mutual fund shares sold ...........     55,459,335       4,141,150       3,410,156       1,228,775
  Cost of mutual fund shares sold .................    (53,730,004)     (3,564,383)     (3,482,510)     (1,213,160)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........      1,729,331         576,767         (72,354)         15,615
  Change in unrealized gain (loss) on investments .       (406,181)        632,338          65,481         (76,258)
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............      1,323,150       1,209,105          (6,873)        (60,643)
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................           --           408,286         209,382         149,013
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      1,213,320       1,597,411         205,485          83,693
                                                      ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners ..............................        902,934       2,421,401         269,885         644,307
  Transfers between funds .........................      2,659,014       6,554,583        (587,973)        254,034
  Redemptions .....................................       (959,339)       (300,315)       (156,832)        (52,170)
  Annuity benefits ................................         (1,154)           --              (702)           --
  Adjustments to maintain reserves ................            153             (11)             55             (24)
                                                      ------------    ------------    ------------    ------------
       Net equity transactions ....................      2,601,609       8,675,659        (475,567)        846,147
                                                      ------------    ------------    ------------    ------------
Net change in contract owners'equity ..............      3,814,929      10,273,070        (270,082)        929,840
Contract owners'equity beginning of period ........     13,661,390       4,929,570       3,278,763       1,692,181
                                                      ------------    ------------    ------------    ------------
Contract owners'equity end of period ..............   $ 17,476,319      15,202,640       3,008,681       2,622,021
                                                      ============    ============    ============    ============


                                                                DrySRGro                       DryStkIx
                                                      ----------------------------    ----------------------------
                                                         1999            1998             1999            1998
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................           --              --           294,197         219,888
  Mortality, expense and administration
     charges (note 2) .............................        (52,362)        (28,423)       (393,199)       (189,044)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................        (52,362)        (28,423)        (99,002)         30,844
                                                      ------------    ------------    ------------    ------------
  Proceeds from mutual fund shares sold ...........      1,720,685       2,171,050      23,219,799      12,816,180
  Cost of mutual fund shares sold .................     (1,565,692)     (2,040,529)    (20,449,023)    (10,956,729)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........        154,993         130,521       2,770,776       1,859,451
  Change in unrealized gain (loss) on investments .        667,057         460,529       2,516,697       1,703,693
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............        822,050         591,050       5,287,473       3,563,144
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................           --              --           226,425          55,413
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        769,688         562,627       5,414,896       3,649,401
                                                      ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners ..............................        547,064         826,633       5,315,897       8,150,530
  Transfers between funds .........................      2,550,141         902,640      (2,983,961)     11,309,698
  Redemptions .....................................       (714,019)       (136,668)     (3,927,569)     (1,442,559)
  Annuity benefits ................................           --              --              --              --
  Adjustments to maintain reserves ................             79              (5)            633            (921)
                                                      ------------    ------------    ------------    ------------
       Net equity transactions ....................      2,383,265       1,592,599      (1,595,000)     18,016,747
                                                      ------------    ------------    ------------    ------------
Net change in contract owners'equity ..............      3,152,953       2,155,226       3,819,896      21,666,148
Contract owners'equity beginning of period ........      5,450,670       3,353,933      54,094,842      16,172,340
                                                      ------------    ------------    ------------    ------------
Contract owners'equity end of period ..............      8,603,623       5,509,159      57,914,738      37,838,488
                                                      ============    ============    ============    ============



                                                                     (Continued)

                       NATIONWIDE VA SEPARATE ACCOUNT-B
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS'EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                DryCapAp                        DryGrInc
                                                      ----------------------------    ----------------------------
                                                          1999           1998            1999            1998
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................   $        286             172          14,704          10,308
  Mortality, expense and administration
     charges (note 2) .............................        (58,235)        (10,283)        (24,526)        (13,966)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................        (57,949)        (10,111)         (9,822)         (3,658)
                                                      ------------    ------------    ------------    ------------
  Proceeds from mutual fund shares sold ...........     10,656,133         590,646         696,865       1,421,841
  Cost of mutual fund shares sold .................     (9,884,455)       (512,971)       (669,967)     (1,382,995)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........        771,678          77,675          26,898          38,846
  Change in unrealized gain (loss) on investments .       (290,587)        131,324         311,627           1,929
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............        481,091         208,999         338,525          40,775
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................           --               574            --            33,601
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        423,142         199,462         328,703          70,718
                                                      ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners ..............................        719,481         448,362         183,516         954,248
  Transfers between funds .........................      2,404,106       2,413,692        (108,972)        227,941
  Redemptions .....................................     (1,583,202)        (86,150)       (234,252)       (112,311)
  Annuity benefits ................................           --              --              --              --
  Adjustments to maintain reserves ................             12            (780)             30            (478)
                                                      ------------    ------------    ------------    ------------
       Net equity transactions ....................      1,540,396       2,775,124        (159,679)      1,069,400
                                                      ------------    ------------    ------------    ------------
Net change in contract owners'equity ..............      1,963,538       2,974,586         169,024       1,140,118
Contract owners'equity beginning of period ........      4,879,906         378,082       3,454,067       1,235,782
                                                      ------------    ------------    ------------    ------------
Contract owners'equity end of period ..............   $  6,843,444       3,352,668       3,623,091       2,375,900
                                                      ============    ============    ============    ============


                                                                 FidVIPEI                       FidVIPGr
                                                      ----------------------------    ----------------------------
                                                           1999            1998            1999           1998
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................        718,655         438,197          62,752          96,650
  Mortality, expense and administration
     charges (note 2) .............................       (348,799)       (258,651)       (254,785)       (139,053)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................        369,856         179,546        (192,033)        (42,403)
                                                      ------------    ------------    ------------    ------------
  Proceeds from mutual fund shares sold ...........     26,076,211      15,605,730      27,338,277      27,271,006
  Cost of mutual fund shares sold .................    (25,097,610)    (12,552,206)    (24,546,188)    (25,397,518)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........        978,601       3,053,524       2,792,089       1,873,488
  Change in unrealized gain (loss) on investments .      1,978,323      (1,701,515)     (2,445,544)     (1,269,630)
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............      2,956,924       1,352,009         346,545         603,858
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................      1,588,606       1,559,466       3,945,522       2,528,165
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      4,915,386       3,091,021       4,100,034       3,089,620
                                                      ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners ..............................      2,245,324       7,918,443       2,930,869       3,278,880
  Transfers between funds .........................     (8,293,751)      1,957,710       4,003,999      (6,839,826)
  Redemptions .....................................     (2,684,313)     (1,773,441)     (2,703,742)     (1,361,920)
  Annuity benefits ................................         (1,489)           --            (1,725)           --
  Adjustments to maintain reserves ................            470           1,351             422             177
                                                      ------------    ------------    ------------    ------------
       Net equity transactions ....................     (8,733,759)      8,104,065       4,229,822      (4,922,686)
                                                      ------------    ------------    ------------    ------------
Net change in contract owners'equity ..............     (3,818,373)     11,195,086       8,329,856      (1,833,066)
Contract owners'equity beginning of period ........     49,039,213      29,458,165      31,053,591      24,529,865
                                                      ------------    ------------    ------------    ------------
Contract owners'equity end of period ..............     45,220,840      40,653,251      39,383,447      22,696,799
                                                      ============    ============    ============    ============

                         NATIONWIDE VASEPARATE ACCOUNT-B
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS'EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                               FidVIPHI                         FidVIPOv
                                                      ----------------------------    ----------------------------
                                                         1999            1998            1999            1998
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................   $  3,049,368       1,651,369          82,634          82,111
  Mortality, expense and administration
     charges (note 2) .............................       (226,953)       (197,999)        (50,407)        (35,969)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................      2,822,415       1,453,370          32,227          46,142
                                                      ------------    ------------    ------------    ------------
  Proceeds from mutual fund shares sold ...........     28,163,035      15,164,580      75,980,761       8,839,238
  Cost of mutual fund shares sold .................    (30,075,512)    (15,371,681)    (75,103,454)     (8,546,843)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........     (1,912,477)       (207,101)        877,307         292,395
  Change in unrealized gain (loss) on investments .      1,272,527      (1,478,993)         17,403          91,664
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............       (639,950)     (1,686,094)        894,710         384,059
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................        113,995       1,049,307         133,280         242,012
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      2,296,460         816,583       1,060,217         672,213
                                                      ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners ..............................      1,583,663      11,205,519         333,138       1,169,203
  Transfers between funds .........................     (2,559,839)      3,230,676       1,339,615         230,831
  Redemptions .....................................     (1,752,475)       (892,443)       (290,763)       (218,750)
  Annuity benefits ................................           --              --              --              --
  Adjustments to maintain reserves ................            132              58              79              11
                                                      ------------    ------------    ------------    ------------
       Net equity transactions ....................     (2,728,519)     13,543,809       1,382,070       1,181,296
                                                      ------------    ------------    ------------    ------------
Net change in contract owners'equity ..............       (432,059)     14,360,392       2,442,287       1,853,509
Contract owners'equity beginning of period ........     31,958,042      20,215,332       5,686,000       3,619,156
                                                      ------------    ------------    ------------    ------------
Contract owners'equity end of period ..............   $ 31,525,983      34,575,724       8,128,287       5,472,665
                                                      ============    ============    ============    ============

                                                                FidVIPAM                        FidVIPCon
                                                          1999            1998            1999            1998
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................        365,259         169,515         193,521         111,354
  Mortality, expense and administration
     charges (note 2) .............................        (84,042)        (46,774)       (274,748)       (155,898)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................        281,217         122,741         (81,227)        (44,544)
                                                      ------------    ------------    ------------    ------------
  Proceeds from mutual fund shares sold ...........      2,169,940         259,770      21,766,452      14,439,689
  Cost of mutual fund shares sold .................     (2,160,665)       (236,848)    (18,613,138)    (12,320,915)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........          9,275          22,922       3,153,314       2,118,774
  Change in unrealized gain (loss) on investments .       (244,869)       (153,237)       (790,330)         22,350
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............       (235,594)       (130,315)      2,362,984       2,141,124
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................        462,661         508,545       1,419,156         819,250
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        508,284         500,971       3,700,913       2,915,830
                                                      ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners ..............................      1,382,618       1,982,164       2,037,947       4,448,280
  Transfers between funds .........................      2,083,474       1,042,334      (5,967,067)      1,498,469
  Redemptions .....................................       (964,854)       (120,671)     (2,799,711)     (1,166,895)
  Annuity benefits ................................           --              --              --              --
  Adjustments to maintain reserves ................             80              24             391              97
                                                      ------------    ------------    ------------    ------------
       Net equity transactions ....................      2,501,318       2,903,850      (6,728,440)      4,779,950
                                                      ------------    ------------    ------------    ------------
Net change in contract owners'equity ..............      3,009,602       3,404,821      (3,027,527)      7,695,780
Contract owners'equity beginning of period ........      9,622,689       4,846,817      38,126,162      21,505,171
                                                      ------------    ------------    ------------    ------------
Contract owners'equity end of period ..............     12,632,291       8,251,638      35,098,635      29,200,951
                                                      ============    ============    ============    ============



                                                                     (Continued)

                       NATIONWIDE VA SEPARATE ACCOUNT-B
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS'EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                FidVIPGrOp                     MSEmMkt
                                                          1999            1998            1999            1998
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................   $    219,859          44,124            --              --
  Mortality, expense and administration
     charges (note 2) .............................       (175,380)        (84,514)         (2,664)         (1,418)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................         44,479         (40,390)         (2,664)         (1,418)
                                                      ------------    ------------    ------------    ------------
  Proceeds from mutual fund shares sold ...........     16,463,266       2,852,737       1,498,934         299,156
  Cost of mutual fund shares sold .................    (14,251,955)     (2,601,606)     (1,489,391)       (301,860)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........      2,211,311         251,131           9,543          (2,704)
  Change in unrealized gain (loss) on investments .     (1,161,221)        540,335          17,248         (16,473)
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............      1,050,090         791,466          26,791         (19,177)
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................        411,041         153,385            --              --
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      1,505,610         904,461          24,127         (20,595)
                                                      ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners ..............................        736,560       4,216,192          37,705         130,190
  Transfers between funds .........................       (703,038)      8,981,339        (167,405)         83,238
  Redemptions .....................................     (1,335,448)     (1,202,574)        (50,111)         (3,232)
  Annuity benefits ................................           --              --              --              --
  Adjustments to maintain reserves ................            188            (229)              5             (15)
                                                      ------------    ------------    ------------    ------------
       Net equity transactions ....................     (1,301,737)     11,994,728        (179,807)        210,181
                                                      ------------    ------------    ------------    ------------
Net change in contract owners'equity ..............        203,873      12,899,189        (155,680)        189,586
Contract owners'equity beginning of period ........     21,511,059       2,957,868         338,131         106,790
                                                      ------------    ------------    ------------    ------------
Contract owners'equity end of period ..............   $ 21,714,932      15,857,057         182,451         296,376
                                                      ============    ============    ============    ============


                                                                NSATCapAp                       NSATGvtBd
                                                          1999            1998            1999            1998
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................         75,512          46,272         427,607         168,250
  Mortality, expense and administration
     charges (note 2) .............................       (216,960)        (63,544)       (113,831)        (36,583)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................       (141,448)        (17,272)        313,776         131,667
                                                      ------------    ------------    ------------    ------------
  Proceeds from mutual fund shares sold ...........     18,276,339       2,279,536       7,083,397       2,504,087
  Cost of mutual fund shares sold .................    (16,029,925)     (1,795,569)     (7,308,997)     (2,465,358)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........      2,246,414         483,967        (225,600)         38,729
  Change in unrealized gain (loss) on investments .      1,176,291         868,118        (512,376)         (5,148)
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............      3,422,705       1,352,085        (737,976)         33,581
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................           --              --              --              --
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      3,281,257       1,334,813        (424,200)        165,248
                                                      ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners ..............................      2,215,491       2,699,310       1,521,766       2,254,240
  Transfers between funds .........................     (4,785,700)      5,602,604       1,319,667         851,490
  Redemptions .....................................     (2,746,087)       (356,161)     (1,151,013)       (300,637)
  Annuity benefits ................................           --              --              --              --
  Adjustments to maintain reserves ................            205            (275)            (33)             (5)
                                                      ------------    ------------    ------------    ------------
       Net equity transactions ....................     (5,316,090)      7,945,478       1,690,387       2,805,095
                                                      ------------    ------------    ------------    ------------
Net change in contract owners'equity ..............     (2,034,833)      9,280,291       1,266,187       2,970,343
Contract owners'equity beginning of period ........     29,628,162       4,591,009      15,073,995       3,920,140
                                                      ------------    ------------    ------------    ------------
Contract owners'equity end of period ..............     27,593,329      13,871,300      16,340,182       6,890,483
                                                      ============    ============    ============    ============

                         NATIONWIDE VASEPARATE ACCOUNT-B
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                 NSATMyMkt                         NSATSmCapV
                                                           1999             1998             1999             1998
                                                      -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ............................   $   1,550,479        1,201,000             --               --
  Mortality, expense and administration
     charges (note 2) .............................        (502,637)        (335,629)          (8,447)            (486)
                                                      -------------    -------------    -------------    -------------
     Net investment activity ......................       1,047,842          865,371           (8,447)            (486)
                                                      -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold ...........     310,430,223      120,430,198       10,922,184          595,092
  Cost of mutual fund shares sold .................    (310,430,223)    (120,430,198)     (10,661,838)        (599,399)
                                                      -------------    -------------    -------------    -------------
     Realized gain (loss) on investments ..........            --               --            260,346           (4,307)
  Change in unrealized gain (loss) on investments .            --               --            165,584           (1,818)
                                                      -------------    -------------    -------------    -------------
     Net gain (loss) on investments ...............            --               --            425,930           (6,125)
                                                      -------------    -------------    -------------    -------------
  Reinvested capital gains ........................            --               --             21,718             --
                                                      -------------    -------------    -------------    -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       1,047,842          865,371          439,201           (6,611)
                                                      -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
     contract owners ..............................      31,822,044       43,301,508           58,299           14,374
  Transfers between funds .........................      18,751,847      (34,951,488)       2,159,966          500,143
  Redemptions .....................................     (20,106,106)      (4,800,912)         (44,063)          (4,355)
  Annuity benefits ................................            --               --               --               --
  Adjustments to maintain reserves ................          16,623           (2,709)              28                2
                                                      -------------    -------------    -------------    -------------
       Net equity transactions ....................      30,484,408        3,546,398        2,174,229          510,164
                                                      -------------    -------------    -------------    -------------
Net change in contract owners'equity ..............      31,532,250        4,411,769        2,613,430          503,553
Contract owners' equity beginning of period .......      51,148,025       29,048,680          496,578             --
                                                      -------------    -------------    -------------    -------------
Contract owners' equity end of period .............   $  82,680,275       33,460,449        3,110,008          503,553
                                                      =============    =============    =============    =============


                                                                 NSATSmCo                         NSATTotRe
                                                          1999             1998             1999             1998
                                                      -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ............................            --               --             55,279           49,044
  Mortality, expense and administration
     charges (note 2) .............................         (64,031)         (55,221)         (98,881)         (58,100)
                                                      -------------    -------------    -------------    -------------
     Net investment activity ......................         (64,031)         (55,221)         (43,602)          (9,056)
                                                      -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold ...........      13,492,734        4,330,486        9,105,845          581,216
  Cost of mutual fund shares sold .................     (12,547,974)      (4,025,304)      (8,250,525)        (419,523)
                                                      -------------    -------------    -------------    -------------
     Realized gain (loss) on investments ..........         944,760          305,182          855,320          161,693
  Change in unrealized gain (loss) on investments .        (263,334)          85,650          445,164          837,494
                                                      -------------    -------------    -------------    -------------
     Net gain (loss) on investments ...............         681,426          390,832        1,300,484          999,187
                                                      -------------    -------------    -------------    -------------
  Reinvested capital gains ........................            --               --              6,561             --
                                                      -------------    -------------    -------------    -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         617,395          335,611        1,263,443          990,131
                                                      -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
     contract owners ..............................         359,438        2,000,113        1,235,850        3,338,553
  Transfers between funds .........................         670,022          675,565         (714,034)       1,034,796
  Redemptions .....................................        (577,814)        (290,559)      (1,054,346)        (579,021)
  Annuity benefits ................................            (756)            --               --               --
  Adjustments to maintain reserves ................              75              (28)             116               (5)
                                                      -------------    -------------    -------------    -------------
       Net equity transactions ....................         450,965        2,385,091         (532,414)       3,794,323
                                                      -------------    -------------    -------------    -------------
Net change in contract owners'equity ..............       1,068,360        2,720,702          731,029        4,784,454
Contract owners' equity beginning of period .......       8,771,862        5,965,693       13,194,413        5,737,078
                                                      -------------    -------------    -------------    -------------
Contract owners' equity end of period .............       9,840,222        8,686,395       13,925,442       10,521,532
                                                      =============    =============    =============    =============



                                                                     (Continued)

                         NATIONWIDE VA SEPARATE ACCOUNT-B
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                  NBAMTGro                             NBAMTGuard
                                                       -----------------------------         ---------------------------
                                                           1999              1998              1999              1998
                                                       -----------         ---------         ---------            ------
Investment activity:
  Reinvested dividends ..............................  $      --                --               2,390              --
  Mortality, expense and administration
    charges (note 2) ................................      (15,483)          (10,295)           (6,066              (102)
                                                       -----------         ---------         ---------            ------
    Net investment activity .........................     (15,483)          (10,295)           (3,676)             (102)
                                                       -----------         ---------         ---------            ------

  Proceeds from mutual fund shares sold .............    2,624,715         1,273,472           961,804                81
  Cost of mutual fund shares sold ...................   (2,471,064)       (1,364,523)         (860,129)              (84)
                                                       -----------         ---------         ---------            ------
    Realized gain (loss) on investments .............      153,651           (91,051)          101,675                (3)
  Change in unrealized gain (loss) on investments ...     (275,288)          (52,249)           20,293               554
                                                       -----------         ---------         ---------            ------
    Net gain (loss) on investments ..................     (121,637)         (143,300)          121,968               551
                                                       -----------         ---------         ---------            ------
  Reinvested capital gains ..........................      102,839           353,652              --                --
                                                       -----------         ---------         ---------            ------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............      (34,281)          200,057           118,292               449
                                                       -----------         ---------         ---------            ------

Equity transactions:
  Purchase payments received from
    contract owners .................................       99,708           628,093            53,569            53,862
  Transfers between funds ...........................   (1,263,813)         (284,546)        1,080,573            34,307
  Redemptions .......................................     (206,068)         (115,662)         (229,566)             --
  Annuity benefits ..................................         --                --                --                --
  Adjustments to maintain reserves ..................            5                (3)             --                --
                                                       -----------         ---------         ---------            ------
      Net equity transactions .......................   (1,370,168)          227,882           904,577            88,169
                                                       -----------         ---------         ---------            ------

Net change in contract owners'equity ................   (1,404,449)          427,939         1,022,869            88,618
Contract owners' equity beginning of period .........    3,260,519         1,422,982           691,579              --
                                                       -----------         ---------         ---------            ------
Contract owners' equity end of period ...............  $ 1,856,070         1,850,921         1,714,448            88,618
                                                       ===========         =========         =========            ======

                                                                 NBAMTLMat                              NBAMTPart
                                                       -----------------------------         ---------------------------
                                                           1999              1998              1999              1998
                                                       -----------         ---------         ---------            ------
Investment activity:
  Reinvested dividends ..............................      473,933           383,662           291,657            51,137
  Mortality, expense and administration
    charges (note 2) ................................      (59,433)          (45,292)         (144,182)         (138,064)
                                                       -----------         ---------        ----------        ----------
    Net investment activity .........................      414,500           338,370           147,475           (86,927)
                                                       -----------         ---------        ----------        ----------

  Proceeds from mutual fund shares sold .............    2,940,067         2,487,670        11,901,192        14,098,408
  Cost of mutual fund shares sold ...................   (3,098,462)       (2,447,356)      (11,678,285)      (13,113,121)
                                                       -----------         ---------        ----------        ----------
    Realized gain (loss) on investments .............     (158,395)           40,314           222,907           985,287
  Change in unrealized gain (loss) on investments ...     (287,879)         (269,947)        1,058,621        (1,831,512)
                                                       -----------         ---------        ----------        ----------
    Net gain (loss) on investments ..................     (446,274)         (229,633)        1,281,528          (846,225)
                                                       -----------         ---------        ----------        ----------
  Reinvested capital gains ..........................         --                --             507,229         1,610,813
                                                       -----------         ---------        ----------        ----------
      Net increase (decrease) in contract owners' ...
        equity resulting from operations                   (31,774)          108,737         1,936,232           677,661
                                                       -----------         ---------        ----------        ----------

Equity transactions:
  Purchase payments received from
    contract owners .................................      696,882         2,316,836           934,857         6,133,318
  Transfers between funds ...........................   (1,791,154)       (2,363,941)       (8,327,643)        2,365,132
  Redemptions .......................................     (934,285)         (316,260)       (1,156,760)       (1,088,142)
  Annuity benefits ..................................         --                --                (769)             --
  Adjustments to maintain reserves ..................           (3)               12               226            (1,766)
                                                       -----------         ---------        ----------        ----------
      Net equity transactions .......................   (2,028,560)         (363,353)       (8,550,089)        7,408,543
                                                       -----------         ---------        ----------        ----------

Net change in contract owners' equity ...............   (2,060,334)         (254,616)       (6,613,857)        8,086,204
Contract owners' equity beginning of period .........    8,908,547         6,461,890        24,609,788        18,361,316
                                                       -----------         ---------        ----------        ----------
Contract owners' equity end of period ...............    6,848,213         6,207,274        17,995,931        26,447,520
                                                       ===========         =========        ==========        ==========

                         NATIONWIDE VA SEPARATE ACCOUNT-B
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                              OppBdFd                        OppGlSec
                                                   ---------------------------     -------------------------
                                                        1999           1998           1999           1998
                                                   ------------      ---------     ----------      ---------
Investment activity:
  Reinvested dividends ........................... $    521,048         95,707        113,678        117,153
  Mortality, expense and administration
    charges (note 2) .............................      (76,940)       (44,193)       (73,762)       (43,589)
                                                   ------------      ---------     ----------      ---------
    Net investment activity ......................      444,108         51,514         39,916         73,564
                                                   ------------      ---------     ----------      ---------

  Proceeds from mutual fund shares sold ..........    2,992,177      1,302,882      2,970,797        666,482
  Cost of mutual fund shares sold ................   (3,048,525)    (1,258,314)    (2,828,513)      (530,175)
                                                   ------------      ---------     ----------      ---------
    Realized gain (loss) on investments ..........      (56,348)        44,568        142,284        136,307
  Change in unrealized gain (loss) on investments.     (675,002)        15,047        729,268        (64,155)
                                                   ------------      ---------     ----------      ---------
    Net gain (loss) on investments ...............     (731,350)        59,615        871,552         72,152
                                                   ------------      ---------     ----------      ---------
  Reinvested capital gains .......................       50,039         86,615        318,556        440,985
                                                   ------------      ---------     ----------      ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........    (237,203)       197,744      1,230,024        586,701
                                                   ------------      ---------     ----------      ---------

Equity transactions:
  Purchase payments received from
    contract owners ..............................      664,733      2,053,048        522,256      1,617,483
  Transfers between funds ........................     (977,695)     1,832,707       (340,800)     1,434,556
  Redemptions ....................................     (878,526)      (382,338)      (619,891)      (280,943)
  Annuity benefits ...............................         --             --           (1,192)          --
  Adjustments to maintain reserves ...............          (24)             6            117             33
                                                   ------------      ---------     ----------      ---------
      Net equity transactions ....................   (1,191,513)     3,503,422       (439,509)     2,771,129
                                                   ------------      ---------     ----------      ---------

Net change in contract owners' equity ............   (1,428,716)     3,701,166        790,515      3,357,830
Contract owners' equity beginning of period ......   10,724,612      4,255,487      9,946,491      4,374,815
                                                   ------------      ---------     ----------      ---------
Contract owners' equity end of period ............ $  9,295,896      7,956,653     10,737,006      7,732,645
                                                   ============      =========     ==========      =========

                                                               OppGro                                 OppMult
                                                   ---------------------------              ------------------------
                                                       1999           1998                     1999           1998
                                                   ------------      ---------              ----------     ---------
Investment activity:
  Reinvested dividends ...........................       13,874          1,770                 165,810         32,207
  Mortality, expense and administration
    charges (note 2) .............................      (24,655)        (2,357)                (35,884)       (27,732)
                                                   ------------      ---------              ----------     ----------
    Net investment activity ......................      (10,781)          (587)                129,926          4,475
                                                   ------------      ---------              ----------     ----------

  Proceeds from mutual fund shares sold ..........      497,846         63,523                 863,451        237,408
  Cost of mutual fund shares sold ................     (434,599)       (61,635)               (873,005)      (206,558)
                                                   ------------      ---------              ----------     ----------
    Realized gain (loss) on investments ..........       63,247          1,888                  (9,554)        30,850
  Change in unrealized gain (loss) on investments       279,855         27,369                   1,319         (7,591)
                                                   ------------      ---------              ----------     ----------
    Net gain (loss) on investments ...............      343,102         29,257                  (8,235)        23,259
                                                   ------------      ---------              ----------     ----------
  Reinvested capital gains .......................      152,407         21,359                 239,845        186,801
                                                   ------------      ---------              ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........      484,728         50,029                 361,536        214,535
                                                   ------------      ---------              ----------     ----------

Equity transactions:
  Purchase payments received from
    contract owners ..............................      174,904        257,307                 210,159      1,036,792
  Transfers between funds ........................    3,155,009        263,224                (356,011)       426,761
  Redemptions ....................................     (364,884)        (7,829)               (143,204)      (181,632)
  Annuity benefits ...............................         --             --                      --             --
  Adjustments to maintain reserves ...............           36             (7)                     24             (2)
                                                   ------------      ---------              ----------     ----------
      Net equity transactions ....................    2,965,066        512,695               1,281,919
                                                   ------------      ---------              ----------     ----------

Net change in contract owners' equity ............    3,449,794        562,724                  72,504      1,496,454
Contract owners' equity beginning of period ......    1,405,954        142,386               4,950,413      3,224,563
                                                   ------------      ---------              ----------     ----------
Contract owners' equity end of period ............    4,855,748        705,110               5,022,917      4,721,017
                                                   ============      =========              ==========     ==========

                                                                     (Continued)

                         NATIONWIDE VA SEPARATE ACCOUNT-B
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                              StOpp2                      StDisc2
                                                   -------------------------     -----------------------
                                                       1999          1998          1999          1998
                                                   -----------     ---------     ---------     ---------
Investment activity:
  Reinvested dividends ........................... $      --           2,899          --            --
  Mortality, expense and administration
    charges (note 2) .............................     (60,424)      (68,583)       (8,198)       (8,857)
                                                   -----------    ----------     ---------     ---------
    Net investment activity ......................     (60,424)      (65,684)       (8,198)       (8,857)
                                                   -----------    ----------     ---------     ---------

  Proceeds from mutual fund shares sold ..........   3,809,954     9,839,033       844,049       898,449
  Cost of mutual fund shares sold ................  (3,778,753)   (8,722,382)     (973,570)     (891,955)
                                                   -----------    ----------     ---------     ---------
    Realized gain (loss) on investments ..........      31,201     1,116,651      (129,521)        6,494
  Change in unrealized gain (loss) on investments      591,917      (985,262)     (100,076)       68,908
                                                   -----------    ----------     ---------     ---------
    Net gain (loss) on investments ...............     623,118       131,389      (229,597)       75,402
                                                   -----------    ----------     ---------     ---------
  Reinvested capital gains .......................     835,183     1,068,077       148,014        17,503
                                                   -----------    ----------     ---------     ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........   1,397,877     1,133,782       (89,781)       84,048
                                                   -----------    ----------     ---------     ---------

Equity transactions:
  Purchase payments received from
    contract owners ..............................     327,444     1,999,020        50,166       286,952
  Transfers between funds ........................  (2,019,444)   (7,507,658)      (12,389)       77,037
  Redemptions ....................................    (406,313)     (672,668)      (72,924)      (55,130)
  Annuity benefits ...............................        --            --            --            --
  Adjustments to maintain reserves ...............         142            22             6            10
                                                   -----------    ----------     ---------     ---------
      Net equity transactions ....................  (2,098,171)   (6,181,281)      (35,142)      308,869
                                                   -----------    ----------     ---------     ---------

Net change in contract owners' equity ............    (700,294)   (5,047,499)     (124,923)      392,917
Contract owners'equity beginning of period .......   9,715,041    13,294,201     1,138,651     1,101,162
                                                   -----------    ----------     ---------     ---------
Contract owners'equity end of period ............. $ 9,014,747     8,246,702     1,013,728     1,494,079
                                                   ===========    ==========     =========     =========

                                                            StIntStk2                  VEWrldBd
                                                   -------------------------     -----------------------
                                                       1999          1998          1999          1998
                                                   -----------    ----------     ---------     ---------
Investment activity:
  Reinvested dividends ...........................       5,672        29,980        81,369        17,723
  Mortality, expense and administration
    charges (note 2) .............................      (8,845)      (21,960)      (13,941)      (15,478)
                                                   -----------    ----------     ---------     ---------
    Net investment activity ......................      (3,173)        8,020        67,428         2,245
                                                   -----------    ----------     ---------     ---------

  Proceeds from mutual fund shares sold ..........   1,988,976     3,178,538       720,415       436,949
  Cost of mutual fund shares sold ................  (2,032,955)   (3,462,775)     (740,645)     (430,290)
                                                   -----------    ----------     ---------     ---------
    Realized gain (loss) on investments ..........     (43,979)     (284,237)      (20,230)        6,659
  Change in unrealized gain (loss) on investments      153,272       535,006      (240,408)       45,009
                                                   -----------    ----------     ---------     ---------
    Net gain (loss) on investments ...............     109,293       250,769      (260,638)       51,668
                                                   -----------    ----------     ---------     ---------
  Reinvested capital gains .......................        --            --          36,356          --
                                                   -----------    ----------     ---------     ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........     106,120       258,789      (156,854)       53,913
                                                   -----------    ----------     ---------     ---------

Equity transactions:
  Purchase payments received from
    contract owners ..............................      30,942       373,495        42,772       326,515
  Transfers between funds ........................    (667,485)   (1,710,458)     (226,751)       42,920
  Redemptions ....................................     (61,467)     (248,179)     (202,012)      (98,858)
  Annuity benefits ...............................        --            --            --            --
  Adjustments to maintain reserves ...............          19            15           (18)           23
                                                   -----------    ----------     ---------     ---------
      Net equity transactions ....................    (697,991)   (1,585,127)     (386,008)      270,600
                                                   -----------    ----------     ---------     ---------

Net change in contract owners' equity ............    (591,871)   (1,326,338)     (542,862)      324,513
Contract owners'equity beginning of period .......   1,375,282     2,891,518     2,197,517     1,931,919
                                                   -----------    ----------     ---------     ---------
Contract owners'equity end of period .............     783,411     1,565,180     1,654,655     2,256,432
                                                   ===========    ==========     =========     =========

                         NATIONWIDE VA SEPARATE ACCOUNT-B
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                             VEWrldEMkt                     VEWrldHAs
                                                   ---------------------------      --------------------------
                                                       1999           1998             1999             1998
                                                   ------------      ---------      ---------        ---------
Investment activity:
  Reinvested dividends ........................... $       --           11,626         11,193           12,719
  Mortality, expense and administration
    charges (note 2) .............................      (11,017)       (10,722)        (6,509)         (10,147)
                                                   ------------      ---------      ---------        ---------
    Net investment activity ......................      (11,017)           904          4,684            2,572
                                                   ------------      ---------      ---------        ---------

  Proceeds from mutual fund shares sold ..........   10,441,127      1,098,712      8,803,055        1,850,669
  Cost of mutual fund shares sold ................   (9,855,502)    (1,551,908)    (8,686,114)      (2,313,504)
                                                   ------------      ---------      ---------        ---------
    Realized gain (loss) on investments ..........      585,625       (453,196)       116,941         (719,906)
  Change in unrealized gain (loss) on investments        79,570         68,674         37,619          (36,049)
                                                   ------------      ---------      ---------        ---------
    Net gain (loss) on investments ...............      665,195       (384,522)       154,560         (498,884)
                                                   ------------      ---------      ---------        ---------
  Reinvested capital gains .......................         --           10,334           --            312,331
                                                   ------------      ---------      ---------        ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........      654,178       (373,284)       159,244         (183,981)
                                                   ------------      ---------      ---------        ---------

Equity transactions:
  Purchase payments received from
    contract owners ..............................      40,809        357,557          6,631           71,225
  Transfers between funds ........................    2,591,443       (275,053)        42,855          (27,362)
  Redemptions ....................................     (139,385)       (63,613)      (173,095)         (11,730)
  Annuity benefits ...............................         --             --             --               --
  Adjustments to maintain reserves ...............           50            248             44           (1,156)
                                                   ------------      ---------      ---------        ---------
      Net equity transactions ....................    2,492,917         19,139       (123,565)          30,977
                                                   ------------      ---------      ---------        ---------

Net change in contract owners'equity .............    3,147,095       (354,145)        35,679         (153,004)
Contract owners' equity beginning of period ......    1,071,134      1,542,884        880,479        1,447,250
                                                   ------------      ---------      ---------        ---------
Contract owners' equity end of period ............ $  4,218,229      1,188,739        916,158        1,294,246
                                                   ============      =========      =========        =========

                                                              MSRESec                        WPIntEq
                                                   ---------------------------      -----------------------
                                                        1999           1998           1999           1998
                                                   ------------      ---------      ---------     ---------
Investment activity:
  Reinvested dividends ...........................      340,255         12,621           --             --
  Mortality, expense and administration
    charges (note 2) .............................      (39,835)       (57,135)       (44,591)       (56,710)
                                                   ------------      ---------      ---------     ----------
    Net investment activity ......................      300,420        (44,514)       (44,591)       (56,710)
                                                   ------------      ---------      ---------     ----------

  Proceeds from mutual fund shares sold ..........    3,329,977      1,435,058     47,053,407      6,286,843
  Cost of mutual fund shares sold ................   (4,049,883)    (1,370,710)   (46,343,489)    (6,249,441)
                                                   ------------      ---------      ---------     ----------
    Realized gain (loss) on investments ..........       64,348        709,918         37,402
  Change in unrealized gain (loss) on investments       775,695       (589,986)         5,542        922,748
                                                   ------------      ---------      ---------     ----------
    Net gain (loss) on investments ...............       55,789       (525,638)       715,460        960,150
                                                   ------------      ---------      ---------     ----------
  Reinvested capital gains .......................         --          124,195           --             --
                                                   ------------      ---------      ---------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........      356,209       (445,957)       670,869        903,440
                                                   ------------      ---------      ---------     ----------

Equity transactions:
  Purchase payments received from
    contract owners ..............................      343,916      1,646,083        175,199        917,022
  Transfers between funds ........................   (1,731,893)      (533,281)       841,395       (900,258)
  Redemptions ....................................     (525,762)      (228,949)      (465,049)      (373,417)
  Annuity benefits ...............................         --             --             --             --
  Adjustments to maintain reserves ...............           33            (41)            66             47
                                                   ------------      ---------      ---------     ----------
      Net equity transactions ....................   (1,913,707)       883,811        551,611       (356,602)
                                                   ------------      ---------      ---------     ----------

Net change in contract owners' equity ............   (1,557,498)       437,854      1,222,480        546,838
Contract owners' equity beginning of period ......    6,560,195      7,434,472      6,610,263      7,309,529
                                                   ------------      ---------      ---------     ----------
Contract owners' equity end of period ............    5,002,697      7,872,326      7,832,743      7,856,367
                                                   ============      =========      =========     ==========

                                                                     (Continued)

                         NATIONWIDE VA SEPARATE ACCOUNT-B
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                            WPPVenCap                    WPSmCoGr
                                                   -------------------------     -----------------------
                                                       1999          1998          1999          1998
                                                   -----------     ---------     ---------    ----------
Investment activity:
  Reinvested dividends ..........................  $      --            --            --            --
  Mortality, expense and administration
    charges (note 2) ............................       (5,331)       (5,096)      (61,123)      (70,635)
                                                   -----------     ---------     ---------    ----------
    Net investment activity .....................       (5,331)       (5,096)      (61,123)      (70,635)
                                                   -----------     ---------     ---------    ----------

  Proceeds from mutual fund shares sold .........      534,755       717,973     5,159,936     1,510,471
  Cost of mutual fund shares sold ...............     (471,722)     (679,034)   (5,388,779)   (1,145,597)
                                                   -----------     ---------     ---------    ----------
    Realized gain (loss) on investments .........       63,033        38,939      (228,843)      364,874
  Change in unrealized gain (loss) on investments       19,672        62,068       581,187       146,872
                                                   -----------     ---------     ---------    ----------
    Net gain (loss) on investments ..............       82,705       101,007       352,344       511,746
                                                   -----------     ---------     ---------    ----------
  Reinvested capital gains ......................         --            --            --            --
                                                   -----------     ---------     ---------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       77,374        95,911       291,221       441,111
                                                   -----------     ---------     ---------    ----------

Equity transactions:
  Purchase payments received from
    contract owners .............................       45,376        98,515       280,180     1,655,605
  Transfers between funds .......................     (201,431)      679,096    (2,418,046)      119,743
  Redemptions ...................................      (57,924)      (13,194)   (1,088,805)     (426,584)
  Annuity benefits ..............................         --            --            --            --
  Adjustments to maintain reserves ..............            3             5            10           (50)
                                                   -----------     ---------     ---------    ----------
      Net equity transactions ...................     (213,976)      764,422    (3,226,661)    1,348,714
                                                   -----------     ---------     ---------    ----------

Net change in contract owners' equity ...........     (136,602)      860,333    (2,935,440)    1,789,825
Contract owners' equity beginning of period .....      886,812       515,118    10,973,897     8,686,435
                                                   -----------     ---------     ---------    ----------
Contract owners' equity end of period ...........  $   750,210     1,375,451     8,038,457    10,476,260
                                                   ===========     =========     =========    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1999 AND 1998
                                   (UNAUDITED)



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or payout phase may invest in the following:

           Portfolios of the American Century Variable Portfolios, Inc. (American Century VP)
              American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
              American Century VP - American Century VP Income & Growth (ACVPIncGr)
              American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

           The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

           Dreyfus Stock Index Fund (DryStkIx)

           Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

           Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
              VIP);
              Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
              Fidelity VIP - Growth Portfolio (FidVIPGr)
              Fidelity VIP - High Income Portfolio (FidVIPHI)
              Fidelity VIP - Overseas Portfolio (FidVIPOv)

           Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
              Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

           Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
              Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

           Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan
           Stanley);
              Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

           Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
              Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
              Nationwide SAT - Money Market Fund (NSATMyMkt)
              Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
              Nationwide SAT - Small Company Fund (NSATSmCo)
              Nationwide SAT - Total Return Fund (NSATTotRe)

           Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
              Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
              Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

           Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
              Oppenheimer VAF - Bond Fund (OppBdFd)
              Oppenheimer VAF - Global Securities Fund (OppGlSec)
              Oppenheimer VAF - Growth Fund (OppGro)
              Oppenheimer VAF - Multiple Strategies Fund (OppMult)

           Strong Opportunity Fund II, Inc. (StOpp2)

           Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
              Strong VIF - Strong Discovery Fund II (StDisc2)
              Strong VIF - Strong International Stock Fund II (StIntStk2)

           Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
              Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
              Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

           Portfolio of the Van Kampen Life Investment Trust (Van Kampen LIT);
              Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)

           Portfolios of the Warburg Pincus Trust;
              Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At June 30, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY
     The following is a summary of contract owners' equity at June 30, 1999.

                                                                                                             PERIOD
Contract owners' equity represented by:                     UNITS                  UNIT VALUE                RETURN*
                                                           --------                ----------               ---------
      American Century VP -
      American Century VP Balanced:
         Tax qualified.................................       98,401               $ 14.633812 $ 1,439,982             3%
         Non-tax qualified.............................      194,362                 14.633812   2,844,257             3%

      American Century VP -
      American Century VP Capital Appreciation:
         Tax qualified.................................       70,809                  9.927663     702,968            15%
         Non-tax qualified.............................      172,892                  9.927663   1,716,414            15%

      American Century VP -
      American Century VP Income & Growth:
         Tax qualified.................................       72,702                 11.784618     856,765             9%
         Non-tax qualified.............................      197,653                 11.784618   2,329,265             9%

      American Century VP -
      American Century VP International:
         Tax qualified.................................      286,848                 16.250014   4,661,284             7%
         Non-tax qualified.............................      788,024                 16.250014  12,805,401             7%

      American Century VP -
      American Century VP Value:
         Tax qualified.................................       63,437                 14.622483     927,606            12%
         Non-tax qualified.............................      141,903                 14.622483   2,074,974            12%

      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified.................................      181,600                 20.604026   3,741,691            12%
         Non-tax qualified.............................      235,970                 20.604026   4,861,932            12%

      Dreyfus Stock Index Fund:
         Tax qualified.................................      900,386                 21.463966  19,325,854            11%
         Non-tax qualified.............................    1,797,845                 21.463966  38,588,884            11%

      Dreyfus VIF - Capital Appreciation Portfolio:....
         Tax qualified.................................      134,809                 13.950638   1,880,672             7%
         Non-tax qualified.............................      355,738                 13.950638   4,962,772             7%

      Dreyfus VIF - Growth and Income Portfolio:
         Tax qualified.................................      111,913                 13.899308   1,555,513            10%
         Non-tax qualified.............................      148,754                 13.899308   2,067,578            10%

      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified.................................      926,510                 17.029402  15,777,911            12%
         Non-tax qualified.............................    1,728,201                 17.029402  29,430,230            12%

      Fidelity VIP - Growth Portfolio:
         Tax qualified.................................      568,498                 21.012246  11,945,420            14%
         Non-tax qualified.............................    1,305,111                 21.012246  27,423,313            14%

      Fidelity VIP - High Income Portfolio:
         Tax qualified.................................      925,735                 12.855690  11,900,962             7%
         Non-tax qualified.............................    1,526,563                 12.855690  19,625,021             7%

      Fidelity VIP - Overseas Portfolio:
         Tax qualified.................................      177,834                 14.312456   2,545,241             7%
         Non-tax qualified.............................      390,083                 14.312456   5,583,046             7%

      Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified.................................      224,775                 15.538618   3,492,693             5%
         Non-tax qualified.............................      588,186                 15.538618   9,139,598             5%

      Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified.................................      493,421                 20.452737  10,091,810            10%
         Non-tax qualified.............................    1,222,664                 20.452737  25,006,825            10%

      Fidelity VIP-III -
      Growth Opportunities Portfolio:
         Tax qualified.................................      272,249                 14.182328   3,861,125             6%
         Non-tax qualified.............................    1,258,877                 14.182328  17,853,807             6%

      Morgan Stanley -
      Emerging Markets Debt Portfolio:
         Tax qualified.................................        6,871                  7.759218      53,314            12%
         Non-tax qualified.............................       16,643                  7.759218     129,137            12%

      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified.................................      502,091                 22.448420  11,271,150            11%
         Non-tax qualified.............................      727,097                 22.448420  16,322,179            11%

      Nationwide SAT - Government Bond Fund:
         Tax qualified.................................      489,253                 11.433545   5,593,896            (3)%
         Non-tax qualified.............................      939,891                 11.433545  10,746,286            (3)%

      Nationwide SAT - Money Market Fund:
         Tax qualified.................................    3,089,420                 11.286220  34,867,874             2%
         Non-tax qualified.............................    4,236,352                 11.286220  47,812,401             2%

      Nationwide SAT - Small Cap Value Fund:
         Tax qualified.................................       47,054                 10.460560     492,211            23%
         Non-tax qualified.............................      250,254                 10.460560   2,617,797            23%

      Nationwide SAT - Small Company Fund:
         Tax qualified.................................      214,679                 14.947388   3,208,890             7%
         Non-tax qualified.............................      443,203                 14.947388   6,624,727             7%

      Nationwide SAT - Total Return Fund:
         Tax qualified.................................      286,154                 18.995128   5,435,532            10%
         Non-tax qualified.............................      446,952                 18.995128   8,489,910            10%

      Neuberger & Berman AMT - Growth Portfolio:
         Tax qualified.................................       25,295                 15.500190     392,077             2%
         Non-tax qualified.............................       94,450                 15.500190   1,463,993             2%

      Neuberger & Berman AMT -  Guardian Portfolio:
         Tax qualified.................................       47,209                 10.794572     509,601            16%
         Non-tax qualified.............................      111,616                 10.794572   1,204,847            16%

      Neuberger & Berman AMT -
      Limited Maturity Bond Portfolio:
         Tax qualified.................................      187,674                 11.004770   2,065,309             0%
         Non-tax qualified.............................      434,621                 11.004770   4,782,904             0%

      Neuberger & Berman AMT -  Partners Portfolio:
         Tax qualified.................................      310,524                 18.297939   5,681,949            12%
         Non-tax qualified.............................      672,614                 18.297939  12,307,450            12%

      Oppenheimer VAF - Bond Fund:
         Tax qualified.................................      217,819                 11.380189   2,478,821            (2)%
         Non-tax qualified.............................      599,030                 11.380189   6,817,075            (2)%

      Oppenheimer VAF - Global Securities Fund:
         Tax qualified.................................      251,568                 17.209394   4,329,333            13%
         Non-tax qualified.............................      371,731                 17.209394   6,397,265            13%

                                                                     (Continued)

      Oppenheimer VAF - Growth Fund:
         Tax qualified.................................      148,147                 14.642463   2,169,237            15%
         Non-tax qualified.............................      183,474                 14.642463   2,686,511            15%

      Oppenheimer VAF - Multiple Strategies Fund:
         Tax qualified.................................       84,147                 14.551926   1,224,501             8%
         Non-tax qualified.............................      261,025                 14.551926   3,798,416             8%

      Strong Opportunity Fund II, Inc.:
         Tax qualified.................................      133,117                 18.609978   2,477,304            19%
         Non-tax qualified.............................      351,287                 18.609978   6,537,443            19%

      Strong VIF - Strong Discovery Fund II:
         Tax qualified.................................       22,989                 10.787785     248,000            (6)%
         Non-tax qualified.............................       70,981                 10.787785     765,728            (6)%

      Strong VIF -
      Strong International Stock Fund II:
         Tax qualified.................................       21,274                  9.243025     196,636            10%
         Non-tax qualified.............................       63,483                  9.243025     586,775            10%

      Van Eck WIT - Worldwide Bond Fund:
         Tax qualified.................................       51,447                 10.543436     542,428            (8)%
         Non-tax qualified.............................      105,490                 10.543436   1,112,227            (8)%

      Van Eck WIT -  Worldwide Emerging Markets Fund:
         Tax qualified.................................      102,614                  8.256014     847,183            45%
         Non-tax qualified.............................      408,314                  8.256014   3,371,046            45%

      Van Eck WIT - Worldwide Hard Assets Fund:
         Tax qualified.................................       35,055                  7.840396     274,845            17%
         Non-tax qualified.............................       81,796                  7.840396     641,313            17%

      Van Kampen LIT-
      Morgan Stanley Real Estate Securities Portfolio:
         Tax qualified.................................       95,004                 15.304291   1,453,969             8%
         Non-tax qualified.............................      231,878                 15.304291   3,548,728             8%

      Warburg Pincus Trust -
      International Equity Portfolio:
         Tax qualified.................................      161,661                 11.093279   1,793,351             6%
         Non-tax qualified.............................      544,419                 11.093279   6,039,392             6%

      Warburg Pincus Trust -
      Post Venture Capital Portfolio:
         Tax qualified.................................       19,957                 13.336128     266,149            12%
         Non-tax qualified.............................       36,297                 13.336128     484,061            12%

      Warburg Pincus Trust -
      Small Company Growth Portfolio:
         Tax qualified.................................      158,365                 12.987268   2,056,729             6%
         Non-tax qualified.............................      460,584                 12.987268   5,981,728             6%
                                                            ========                 =========

      Reserve for annuity contracts in payout phase:
         Tax qualified.................................                                             66,693
                                                                                                ----------

                                                                                             $ 552,287,135
                                                                                                ==========


* The period return does not include contract charges satisfied by surrendering units.


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HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220


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